Schedule I - Condensed Financial Statements (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
Oct. 02, 2010
Basis Of Presentation
Aggregate equity contribution	$ 1,550,400
Merger Sub | Senior secured term loan
Basis Of Presentation
Face amount of debt	1,750,000
Merger Sub | Notes
Basis Of Presentation
Debt issued	650,000
NBTY
Basis Of Presentation
Share price (in dollars per share)	$ 55.00
Value of common stock issued	3,570,191
Repayment of historical debt	427,367
Cash acquired, which includes restricted cash collateral	361,609
Restricted cash collateral	15,126
Total net purchase price	3,635,949
Parent Company
Basis Of Presentation
Aggregate equity contribution	1,550,400
Parent Company | Merger Sub | Senior secured term loan
Basis Of Presentation
Face amount of debt	1,750,000
Parent Company | Merger Sub | Notes
Basis Of Presentation
Debt issued	650,000
Parent Company | NBTY
Basis Of Presentation
Share price (in dollars per share)	$ 55.00
Value of common stock issued	3,570,191
Repayment of historical debt	427,367
Cash acquired, which includes restricted cash collateral	361,609
Restricted cash collateral	15,126
Total net purchase price	$ 3,635,949